SCHEDULE OF REVENUE BY GEOGRAPHIC AREA OF CUSTOMERS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 25,888,436	$ 21,474,151
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	20,071,385	20,156,744
MEXICO
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 5,817,051	$ 1,317,407